Significant accounting policies- Intangible assets (Details)	12 Months Ended
Dec. 31, 2025
Technology-based intangible assets [member] | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangibles	10 years
Technology-based intangible assets [member] | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangibles	3 years
Computer software [member] | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangibles	10 years
Computer software [member] | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangibles	6 years